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MML Strategic Emerging Markets Fund
MML Strategic Emerging Markets Fund
MML SERIES INVESTMENT FUND II
MML Strategic Emerging Markets Fund
(the “Fund”)
Supplement dated July 1, 2022 to the
Prospectus dated May 1, 2022 and the
Summary Prospectus dated May 1, 2022
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective July 1, 2022, the following information replaces similar information for the Fund found under the headings Annual Fund Operating Expenses and Example in the section titled Fees and Expenses of the Fund (on page 86 of the Prospectus):

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MML Strategic Emerging Markets Fund		Class II	Service Class I
Management Fees	[1]	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		none	0.25%
Other Expenses		0.40%	0.40%
Total Annual Fund Operating Expenses		1.40%	1.65%
Expense Reimbursement		(0.15%)	(0.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement	[2]	1.25%	1.50%
[1]	Management Fees have been restated to reflect current fees.
[2]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.25% and 1.50% for Class II and Service Class I shares, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MML Strategic Emerging Markets Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class II	127	415	739	1,655
Service Class I	153	493	870	1,931

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE